SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL STATEMENTS	6 Months Ended
Dec. 04, 2012
Supplemental Condensed Consolidating Financial Statements [Abstract]
Supplemental Condensed Consolidating Financial Statements [Text Block]
NOTE Q – SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

As discussed in Note G to the Condensed Consolidated Financial Statements, the Senior Notes are a liability of Ruby Tuesday, Inc. (the "Parent") and are guaranteed on a senior unsecured basis by our existing and future domestic restricted subsidiaries, subject to certain exceptions (the "Guarantors"). Each of the Guarantors is wholly-owned by Ruby Tuesday, Inc. None of the few remaining subsidiaries of Ruby Tuesday, Inc., which were primarily created to hold liquor license assets, guarantee the Senior Notes (the "Non-Guarantors"). Our Non-Guarantor subsidiaries are immaterial and are aggregated within the Parent information disclosed below.

The following condensed consolidating financial statements present, on a supplemental basis, the financial position, results of operations, and statements of cash flows of the Parent, the Guarantors, and elimination entries necessary to consolidate the Parent and Guarantors. Investments in wholly-owned subsidiaries are accounted for using the equity method for purposes of the consolidated presentation. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 4, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$25,379	$215	$–	$25,594
Accounts receivable	2,975	3,797	–	6,772
Inventories	28,196	11,149	–	39,345
Income tax receivable	112,739	–	(110,917)	1,822
Deferred income taxes	20,760	9,314	–	30,074
Other current assets	12,455	4,538	–	16,993
Total current assets	202,504	29,013	(110,917)	120,600

Property and equipment, net	679,413	231,485	–	910,898
Goodwill	9,022	–	–	9,022
Investment in subsidiaries	206,244	–	(206,244)	–
Due from/(to) subsidiaries	74,813	252,080	(326,893)	–
Other assets	46,649	21,971	–	68,620
Total assets	$1,218,645	$534,549	$(644,054)	$1,109,140

	Parent	Guarantors	Eliminations	Consolidated

Liabilities & Shareholders' Equity
Current liabilities:
Accounts payable	$21,070	$7,571	$–	$28,641
Accrued and other current liabilities	51,586	33,220	–	84,806
Current maturities of long-term debt,
including capital leases	(339)	10,327	–	9,988
Income tax payable	–	110,917	(110,917)	–
Total current liabilities	72,317	162,035	(110,917)	123,435

Long-term debt and capital leases,
less current maturities	235,721	62,988	–	298,709
Deferred income taxes	7,334	12,524	–	19,858
Due to/(from) subsidiaries	252,080	74,813	(326,893)	–
Other deferred liabilities	105,272	15,945	–	121,217
Total liabilities	672,724	328,305	(437,810)	563,219

Shareholders' equity:
Common stock	$621	$–	$–	$621
Capital in excess of par value	72,281	–	–	72,281
Retained earnings	486,516	206,244	(206,244)	486,516
Accumulated other comprehensive loss	(13,497)	–	–	(13,497)
Total shareholders' equity	545,921	206,244	(206,244)	545,921

Total liabilities & shareholders' equity	$1,218,645	$534,549	$(644,054)	$1,109,140

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF JUNE 5, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Assets
Current assets:
Cash and cash equivalents	$47,986	$198	$–	$48,184
Accounts receivable	2,234	2,466	–	4,700
Inventories	20,896	8,134	–	29,030
Income tax receivable	97,290	–	(96,453)	837
Deferred income taxes	19,030	8,104	–	27,134
Other current assets	15,216	3,167	–	18,383
Total current assets	202,652	22,069	(96,453)	128,268

Property and equipment, net	727,379	239,226	–	966,605
Goodwill	7,989	–	–	7,989
Investment in subsidiaries	204,386	–	(204,386)	–
Due from/(to) subsidiaries	78,799	245,257	(324,056)	–
Other assets	47,144	23,531	–	70,675
Total assets	$1,268,349	$530,083	$(624,895)	$1,173,537

	Parent	Guarantors	Eliminations	Consolidated

Liabilities & Shareholders' Equity
Current liabilities:
Accounts payable	$28,302	$6,646	$–	$34,948
Accrued and other current liabilities	55,301	29,521	–	84,822
Current maturities of long-term debt,
including capital leases	(344)	12,798	–	12,454
Income tax payable	–	96,453	(96,453)	–
Total current liabilities	83,259	145,418	(96,453)	132,224

Long-term debt and capital leases,
less current maturities	246,892	67,317	–	314,209
Deferred income taxes	20,910	16,657	–	37,567
Due to/(from) subsidiaries	245,257	78,799	(324,056)	–
Other deferred liabilities	95,807	17,506	–	113,313
Total liabilities	692,125	325,697	(420,509)	597,313

Shareholders' equity:
Common stock	$640	$–	$–	$640
Capital in excess of par value	90,856	–	–	90,856
Retained earnings	498,985	204,386	(204,386)	498,985
Accumulated other comprehensive loss	(14,257)	–	–	(14,257)
Total shareholders' equity	576,224	204,386	(204,386)	576,224

Total liabilities & shareholders' equity	$1,268,349	$530,083	$(624,895)	$1,173,537

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND
COMPREHENSIVE LOSS
THIRTEEN WEEKS ENDED DECEMBER 4, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Revenue:
Restaurant sales and operating revenue	$220,193	$82,560	$–	$302,753
Franchise revenue	41	1,439	–	1,480
	220,234	83,999	–	304,233

Operating costs and expenses:
Cost of merchandise	61,388	22,909	–	84,297
Payroll and related costs	73,437	29,351	–	102,788
Other restaurant operating costs	48,027	18,969	–	66,996
Depreciation	11,201	3,919	–	15,120
Selling, general, and administrative	25,381	13,577	–	38,958
Intercompany selling, general and
administrative allocations	16,442	(16,442)	–	–
Closures and impairments	17,643	608	–	18,251
Equity in earnings of subsidiaries	(8,854)	–	8,854	–
Interest expense, net	5,757	1,424	–	7,181
Intercompany interest expense/(income)	3,435	(3,435)	–	–
Gain on extinguishment of debt	(571)	–	–	(571)
	253,286	70,880	8,854	333,020

(Loss)/income before income taxes	(33,052)	13,119	(8,854)	(28,787)
(Benefit)/provision for income taxes	(17,984)	4,265	–	(13,719)

Net (loss)/income	$(15,068)	$8,854	$(8,854)	$(15,068)

Other comprehensive income:
Pension liability reclassification, net of tax	380	–	–	380

Total comprehensive (loss)/income	$(14,688)	$8,854	$(8,854)	$(14,688)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND
COMPREHENSIVE LOSS
TWENTY-SIX WEEKS ENDED DECEMBER 4, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Revenue:
Restaurant sales and operating revenue	$462,916	$171,102	$–	$634,018
Franchise revenue	133	3,003	–	3,136
	463,049	174,105	–	637,154

Operating costs and expenses:
Cost of merchandise	127,172	46,650	–	173,822
Payroll and related costs	151,536	60,486	–	212,022
Other restaurant operating costs	96,039	38,113	–	134,152
Depreciation	22,665	7,847	–	30,512
Selling, general, and administrative	54,808	27,579	–	82,387
Intercompany selling, general, and
administrative allocations	34,484	(34,484)	–	–
Closures and impairments	18,507	868	–	19,375
Equity in earnings of subsidiaries	(20,814)	–	20,814	–
Interest expense, net	11,057	2,914	–	13,971
Intercompany interest expense/(income)	6,822	(6,822)	–	–
Gain on extinguishment of debt	(571)	–	–	(571)
	501,705	143,151	20,814	665,670

(Loss)/income before income taxes	(38,656)	30,954	(20,814)	(28,516)
(Benefit)/provision for income taxes	(26,187)	10,140	–	(16,047)

Net (loss)/income	$(12,469)	$20,814	$(20,814)	$(12,469)

Other comprehensive income:
Pension liability reclassification, net of tax	761	–	–	761

Total comprehensive (loss)/income	$(11,708)	$20,814	$(20,814)	$(11,708)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND
COMPREHENSIVE LOSS
THIRTEEN WEEKS ENDED NOVEMBER 29, 2011
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Revenue:
Restaurant sales and operating revenue	$221,244	$84,911	$–	$306,155
Franchise revenue	37	1,213	–	1,250
	221,281	86,124	–	307,405

Operating costs and expenses:
Cost of merchandise	66,090	25,472	–	91,562
Payroll and related costs	74,196	31,618	–	105,814
Other restaurant operating costs	45,850	18,951	–	64,801
Depreciation	12,175	4,239	–	16,414
Selling, general, and administrative	16,693	8,717	–	25,410
Intercompany selling, general, and
administrative allocations	16,598	(16,598)	–	–
Closures and impairments	659	(6)	–	653
Equity in earnings of subsidiaries	(9,161)	–	9,161	–
Interest expense, net	2,430	2,068	–	4,498
Intercompany interest expense/(income)	3,251	(3,251)
	228,781	71,210	9,161	309,152

(Loss)/income before income taxes	(7,500)	14,914	(9,161)	(1,747)
(Benefit)/provision for income taxes	(5,499)	5,753	–	254

Net (loss)/income	$(2,001)	$9,161	$(9,161)	$(2,001)

Other comprehensive income:
Pension liability reclassification, net of tax	308	–	–	308

Total comprehensive (loss)/income	$(1,693)	$9,161	$(9,161)	$(1,693)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND
COMPREHENSIVE LOSS
TWENTY-SIX WEEKS ENDED NOVEMBER 29, 2011
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Revenue:
Restaurant sales and operating revenue	$458,688	$176,321	$–	$635,009
Franchise revenue	112	2,629	–	2,741
	458,800	178,950	–	637,750

Operating costs and expenses:
Cost of merchandise	136,534	52,603	–	189,137
Payroll and related costs	151,972	64,703	–	216,675
Other restaurant operating costs	94,176	39,362	–	133,538
Depreciation	24,278	8,422	–	32,700
Selling, general, and administrative	35,529	18,268	–	53,797
Intercompany selling, general, and
administrative allocations	34,389	(34,389)	–	–
Closures and impairments	1,091	7	–	1,098
Equity in earnings of subsidiaries	(20,401)	–	20,401	–
Interest expense, net	4,684	4,211	–	8,895
Intercompany interest expense/(income)	6,494	(6,494)	–	–
	468,746	146,693	20,401	635,840

(Loss)/income before income taxes	(9,946)	32,257	(20,401)	1,910
(Benefit)/provision for income taxes	(11,038)	11,856	–	818

Net income/(loss)	$1,092	$20,401	$(20,401)	$1,092

Other comprehensive income:
Pension liability reclassification, net of tax	616	–	–	616

Total comprehensive income	$1,708	$20,401	$(20,401)	$1,708

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
TWENTY-SIX WEEKS ENDED DECEMBER 4, 2012
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Net cash provided by operating activities	$(15,104)	$27,846	$(12,133)	$609

Investing activities:
Purchases of property and equipment	(14,936)	(3,569)	–	(18,505)
Proceeds from sale-leaseback transactions, net	30,408	–	–	30,408
Proceeds from disposal of assets	885	1,200	–	2,085
Other, net	126	–	–	126
Net cash provided/(used) by investing activities	16,483	(2,369)	–	14,114

Financing activities:
Principal payments on long-term debt	(10,981)	(6,504)	–	(17,485)
Stock repurchases	(20,012)	–	–	(20,012)
Proceeds from exercise of stock options	173	–	–	173
Excess tax benefits from share-based
compensation	11	–	–	11
Intercompany transactions	6,823	(18,956)	12,133	–
Net cash used by financing activities	(23,986)	(25,460)	12,133	(37,313)

(Decrease)/increase in cash and cash equivalents	(22,607)	17	–	(22,590)
Cash and cash equivalents:
Beginning of year	47,986	198	–	48,184
End of year	$25,379	$215	$–	$25,594

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
TWENTY-SIX WEEKS ENDED NOVEMBER 29, 2011
(IN THOUSANDS)

	Parent	Guarantors	Eliminations	Consolidated

Net cash provided by operating activities	$17,789	$40,250	$(21,054)	$36,985

Investing activities:
Purchases of property and equipment	(14,404)	(6,260)	–	(20,664)
Proceeds from disposal of assets	1,367	160	–	1,527
Insurance proceeds from property claims	1,548	–	–	1,548
Other, net	(293)	–	–	(293)
Net cash used by investing activities	(11,782)	(6,100)	–	(17,882)

Financing activities:
Net payments on revolving credit facility	5,000	–	–	5,000
Principal payments on long-term debt	(13)	(6,632)	–	(6,645)
Stock repurchases	(18,441)	–	–	(18,441)
Proceeds from exercise of stock options	123	–	–	123
Excess tax benefits from share-based
compensation	24	–	–	24
Intercompany transactions	6,495	(27,549)	21,054	–
Net cash used by financing activities	(6,812)	(34,181)	21,054	(19,939)

Decrease in cash and cash equivalents	(805)	(31)	–	(836)
Cash and cash equivalents:
Beginning of year	9,490	232	–	9,722
End of year	$8,685	$201	$–	$8,886